UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2009

Date of reporting period: 09/30/2009

Item 1. Report to Stockholders.

                                   ANNUAL REPORT

                                 September 30, 2009

                                 NICHOLAS II, INC.

                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

November 2009

Dear Fellow Shareholders:

During the 12-months ended September 30, 2009, equity markets varied wildly with the market dropping 41.17% from September 30, 2008 to the bottom of the market on March 9, 2009 as measured by the Standard and Poor's 500 Index. Then from March 9, 2009 to September 30, 2009, the market rallied 58.25%. Time will tell whether the current market rebound is the beginning of a new bull market or just a recovery from oversold levels. It was basically one year ago when the financial crisis hit and the credit crunch began. Since then, governments around the world have put in place large amounts of fiscal and monetary stimulus in an attempt to stave off financial ruin. Things seem to be improving as evidenced by the 3rd quarter 2009 Gross Domestic Product ("GDP") estimated growth of 3.5% after four quarters of negative GDP. Unemployment remains stubbornly high and credit is still difficult for small businesses to get. We are looking for a slow steady recovery as deleveraging occurs throughout the system.

For the fiscal year ended September 2009, Nicholas II Class I lost 2.86% compared to a loss of 6.91% for the S&P 500 Index. Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended September 30, 2009.

	Average Annual Total Returns
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc. - Class I	-2.86%	-1.81%	2.67%	3.04%	6.92%
Nicholas II, Inc. - Class N (linked to Class I)	-3.17%	-2.14%	2.35%	2.88%	6.80%
Russell Midcap Growth Index	-0.40%	-3.10%	3.75%	2.18%	7.64%
Russell 2000 Index	-9.55%	-4.57%	2.41%	4.88%	7.32%
Morningstar Mid-Cap Growth Category	-3.10%	-2.83%	3.14%	2.88%	7.36%
Standard and Poor's 500 Index	-6.91%	-5.43%	1.02%	-0.15%	7.62%
Ending value of $10,000 invested in Nicholas II, Inc. - Class I	$9,714	$9,467	$11,408	$13,498	$27,266
Ending value of $10,000 invested in Nicholas II, Inc. - Class N (linked to Class I)	$9,683	$9,372	$11,232	$13,289	$26,844
Fund's Class I Expense Ratio (from 01/31/09 Prospectus): 0.67%
Fund's Class N Expense Ratio (from 04/30/09 Prospectus): 1.08%

The Fund's expense ratios for the period ended September 30, 2009 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares. Subsequent to June 4, 2009, the 12b-1 fee was 0.125% and the servicing fee was 0.05%.

Performance for the year in the markets has been a bit psychotic with investor panic hitting the energy, materials, technology, and low quality sectors hardest. Once investors anticipated a recovery, these sectors then outperformed. With our philosophy of focusing on quality companies the Fund did better in the down market, while underperforming in the up market. We anticipated a slower recovery in the market because the recession was very deep. Don't forget the cruel math of big losses. If an investment declines 20%, it takes a gain of 25% to get back to even, a fall of one-third requires a rebound of 50% and a 50% decline, needs a 100% return to get back to even. Thus, we tend to be conscience of downside risk and volatility.

As of September 30, 2009, as a percent of the portfolio, the Fund has approximately 22% in healthcare, 20% in information technology, 19% in industrials, 17% in consumer related stocks, 10% in financials, 4 % in energy and 3% in materials. We continue to believe there will be a slow recovery for the economy; however, it probably will not be in a straight line up. Unemployment will most likely remain high through 2010 putting a lid on consumer spending which represents about 70% of the U.S. economy. Therefore, we are somewhat cautious in the near-term, especially considering the rebound we have seen in many stocks, particularly in the lower quality companies. Long-term, we believe stocks can perform in line with historical levels, due to recovery, worldwide economic growth, and good relative valuations.

Thank you for your continued support.

David O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Standard and Poor's 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/09)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

NICHOLAS II, INC. - CLASS I, RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP GROWTH INDEX

The line graph which follows compares the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund's Class I, to the same investment over the same period in two peer group indices. The graph assumes a $10,000 investment in the Fund's Class I and the indices at the beginning of the first fiscal year. The peer group in the graph includes the Russell Midcap Index and the Russell Midcap Growth Index. The Adviser believes the Russell Midcap Index and the Russell Midcap Growth Index are representative of the performance of small- and medium-capitalization growth companies in which the Fund primarily invests.

	Nicholas II, Inc. Class I	% Total Return	Russell Midcap Index	% Total Return	Russell Midcap Growth Index	% Total Return
09/30/99	$10,000		$10,000		$10,000
09/30/00	11,649	16.49%	13,164	31.64%	16,038	60.38%
09/30/01	9,215	-20.89%	10,220	-22.37%	7,734	-51.78%
09/30/02	8,294	-9.99%	9,302	-8.98%	6,536	-15.49%
09/30/03	10,257	23.66%	12,337	32.63%	9,078	38.89%
09/30/04	11,831	15.35%	14,872	20.55%	10,320	13.68%
09/30/05	13,220	11.74%	18,605	25.10%	12,742	23.47%
09/30/06	14,257	7.85%	20,385	9.57%	13,637	7.03%
09/30/07	16,281	14.19%	24,028	17.87%	16,531	21.22%
09/30/08	13,895	-14.65%	18,655	-22.36%	12,456	-24.65%
09/30/09	13,498	-2.86%	17,993	-3.55%	12,406	-0.40%

The Fund's Class I average annual total returns for the one, five and ten year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended September 30, 2009	Five Years Ended September 30, 2009	Ten Years Ended September 30, 2009
Average Annual Total Return	-2.86%	2.67%	3.04%

Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights Class I (NCTWX)
For a share outstanding throughout each period
-------------------------------------------------------------------------
                                     Years Ended September 30,
                               ------------------------------------------
                                2009     2008     2007     2006     2005
                               ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $19.15   $25.18   $23.11   $23.50   $21.88
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ....     .11(1)   .10(1)   .08(1)   .04(1)   .01
   Net gain (loss) on
    securities (realized and
    unrealized) .............   (1.01)   (3.46)    3.10     1.73     2.52
                               ------   ------   ------   ------   ------
      Total from investment
       operations ...........   (0.90)   (3.36)    3.18     1.77     2.53
                               ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................    (.11)    (.10)    (.06)    (.01)      --
   From net capital gain ....   (1.12)   (2.57)   (1.05)   (2.15)    (.91)
                               ------   ------   ------   ------   ------
      Total distributions ...   (1.23)   (2.67)   (1.11)   (2.16)    (.91)
                               ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $17.02   $19.15   $25.18   $23.11   $23.50
                               ------   ------   ------   ------   ------
                               ------   ------   ------   ------   ------

TOTAL RETURN ................ (2.86)% (14.65)%   14.19%    7.85%   11.74%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........  $384.7   $421.8   $539.9   $536.8   $546.0
Ratio of expenses to
 average net assets .........    .72%     .67%     .66%     .67%     .70%
Ratio of net investment
 income to average
 net assets .................    .78%     .44%     .34%     .19%     .02%
Portfolio turnover rate .....  32.86%   27.48%   19.56%   16.90%   20.80%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------
                                   Years Ended September 30,            Period from
                             ---------------------------------------   02/28/2005(1)
                              2009       2008       2007       2006    to 09/30/2005
                             ------     ------     ------     ------   -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ......  $19.04     $25.03     $23.00     $23.45       $22.59
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income
    (loss) ................     .07(2)     .03(2)    (.00)(2)(3)(.03)(2)     (.02)
   Net gain (loss) on
    securities (realized and
    unrealized) ...........   (1.02)     (3.44)      3.08       1.71          .88
                             ------     ------     ------     ------        -----
      Total from investment
       operations .........    (.95)     (3.41)      3.08       1.68          .86
                             ------     ------     ------     ------        -----
   LESS DISTRIBUTIONS
   From net investment
    income ................    (.10)      (.01)        --         --           --
   From net capital gain ..   (1.12)     (2.57)     (1.05)     (2.13)          --
                             ------     ------     ------     ------       ------
      Total distributions .   (1.22)     (2.58)     (1.05)     (2.13)          --
                             ------     ------     ------     ------       ------
NET ASSET VALUE, END
 OF PERIOD ................  $16.87     $19.04     $25.03     $23.00       $23.45
                             ------     ------     ------     ------       ------
                             ------     ------     ------     ------       ------

TOTAL RETURN .............. (3.17)%   (14.92)%     13.77%      7.49%        3.81%(4)

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ........   $31.9       $1.8       $0.8       $0.8         $0.5
Ratio of expenses to
 average net assets .......    .98%      1.02%      1.01%      1.02%        1.06%(5)
Ratio of net investment
 income (loss) to average
 net assets ...............    .48%       .09%     (.01)%     (.16)%       (.24)%(5)
Portfolio turnover rate ...  32.86%     27.48%     19.56%     16.90%       20.80%(5)

(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) The amount rounds to $0.00.
(4) Not annualized.
(5) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
September 30, 2009 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Willis Group Holdings Limited ..........................     2.08%
        Fiserv, Inc. ...........................................     1.92%
        Microchip Technology Incorporated ......................     1.84%
        Ecolab Inc. ............................................     1.78%
        Cintas Corporation .....................................     1.73%
        Hormel Foods Corporation ...............................     1.71%
        Harris Corporation .....................................     1.67%
        Teva Pharmaceutical Industries Ltd. ....................     1.64%
        Gilead Sciences, Inc. ..................................     1.62%
        DENTSPLY International Inc. ............................     1.62%
                                                                    ------
        Total of top ten .......................................    17.61%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2009 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Health Care ...............................................    21.93%
        Information Technology ....................................    19.59%
        Industrials ...............................................    18.63%
        Consumer Discrectionary ...................................    10.99%
        Financials ................................................    10.43%
        Consumer Staples ..........................................     5.69%
        Short-Term Investments ....................................     5.33%
        Energy ....................................................     4.07%
        Materials .................................................     3.34%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2009 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       03/31/09         09/30/09       04/01/09 - 09/30/09
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,281.60              $4.00
        Hypothetical   1,000.00          1,021.49               3.55
        (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       03/31/09         09/30/09       04/01/09 - 09/30/09
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,280.00              $5.32
        Hypothetical   1,000.00          1,020.34               4.71
        (5% return before expenses)

        ** Expenses are equal to the Class N six-month annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183 then divided by 365 to reflect the one-half year period.

Schedule of Investments
September 30, 2009
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                               Value
-----------                                                     ---------------
COMMON STOCKS - 94.40%
            Consumer Discretionary - Hotels,
             Restaurants & Leisure - 1.50%
    90,000  Starbucks Corporation *                                $  1,858,500
   130,000  Yum! Brands, Inc.                                         4,388,800
                                                                   ------------
                                                                      6,247,300
                                                                   ------------
            Consumer Discretionary - Media - 1.32%
   200,000  DIRECTV Group, Inc. (The) *                               5,516,000
                                                                   ------------
            Consumer Discretionary - Retail - 6.95%
   112,100  Kohl's Corporation *                                      6,395,305
   270,000  LKQ Corporation *                                         5,005,800
    55,000  Nordstrom, Inc.                                           1,679,700
   165,000  O'Reilly Automotive, Inc. *                               5,963,100
   250,000  PetSmart, Inc.                                            5,437,500
   120,000  TJX Companies, Inc. (The)                                 4,458,000
                                                                   ------------
                                                                     28,939,405
                                                                   ------------
            Consumer Discretionary - Services - 1.19%
   145,000  Darden Restaurants, Inc.                                  4,948,850
                                                                  -------------
            Consumer Staples - Food & Staple Retail - 1.19%
   138,296  CVS Caremark Corporation                                  4,942,699
                                                                   ------------
            Consumer Staples - Food, Beverage & Tobacco - 4.49%
   300,000  ConAgra Foods, Inc.                                       6,504,000
   200,000  Hormel Foods Corporation                                  7,104,000
   150,000  McCormick & Company, Inc.                                 5,091,000
                                                                   ------------
                                                                     18,699,000
                                                                   ------------
            Energy - 4.05%
    17,950  Apache Corporation                                        1,648,348
    50,000  Cameron International Corporation *                       1,891,000
    55,000  Continental Resources, Inc. *                             2,154,350
   133,582  Kinder Morgan Management, LLC *                           6,325,088
    35,000  Smith International, Inc.                                 1,004,500
    95,000  Weatherford International Ltd. *                          1,969,350
    45,832  XTO Energy, Inc.                                          1,893,778
                                                                   ------------
                                                                     16,886,414
                                                                   ------------
            Financials - Banks - 2.42%
    65,000  BancorpSouth, Inc.                                        1,586,650
    55,000  Commerce Bancshares, Inc.                                 2,048,200
    35,000  Cullen/Frost Bankers, Inc.                                1,807,400
    30,000  M & T Bank Corporation                                    1,869,600
   345,000  Marshall & Ilsley Corporation                             2,784,150
                                                                   ------------
                                                                     10,096,000
                                                                   ------------
            Financials - Diversified - 4.84%
    67,500  Affiliated Managers Group, Inc. *                         4,388,175
   185,000  Eaton Vance Corp.                                         5,178,150
   230,000  Raymond James Financial, Inc.                             5,354,400
   115,000  T. Rowe Price Group, Inc.                                 5,255,500
                                                                   ------------
                                                                     20,176,225
                                                                   ------------
            Financials - Insurance - 3.14%
   230,000  Brown & Brown, Inc.                                       4,406,800
   307,000  Willis Group Holdings Limited                             8,663,540
                                                                   ------------
                                                                     13,070,340
                                                                   ------------
            Health Care - Equipment - 7.74%
   195,000  DENTSPLY International Inc.                               6,735,300
   300,000  Hologic, Inc. *                                           4,902,000
    95,000  IDEXX Laboratories, Inc. *                                4,750,000
   130,000  ResMed Inc. *                                             5,876,000
   105,000  Smith & Nephew plc                                        4,736,550
   135,000  St. Jude Medical, Inc. *                                  5,266,350
                                                                   ------------
                                                                     32,266,200
                                                                   ------------
            Health Care - Pharmaceuticals & Biotechnology - 10.98%
    85,000  Allergan, Inc.                                            4,824,600
   115,000  Covance Inc. *                                            6,227,250
    80,000  Genzyme Corporation *                                     4,538,400
   145,000  Gilead Sciences, Inc. *                                   6,754,100
    70,000  Mettler-Toledo International Inc. *                       6,341,300
   200,000  Pharmaceutical Product Development, Inc.                  4,388,000
   135,000  Teva Pharmaceutical Industries Ltd.                       6,825,600
   133,920  Thermo Fisher Scientific Inc. *                           5,848,286
                                                                   ------------
                                                                     45,747,536
                                                                   ------------
            Health Care - Services - 3.15%
   117,500  DaVita, Inc. *                                            6,655,200
   240,000  VCA Antech, Inc. *                                        6,453,600
                                                                   ------------
                                                                     13,108,800
                                                                   ------------
            Industrials - Capital Goods - 10.29%
   180,000  AECOM Technology Corporation *                            4,885,200
   140,000  AMETEK, Inc.                                              4,887,400
   168,000  Fastenal Company                                          6,501,600
   237,500  IDEX Corporation                                          6,638,125
    95,000  ITT Corporation                                           4,954,250
    55,000  Kaydon Corporation                                        1,783,100
   165,000  Pentair, Inc.                                             4,870,800
    90,000  Rockwell Automation, Inc.                                 3,834,000
   120,000  Westinghouse Air Brake Technologies
              Corporation (Wabtec Corporation)                        4,503,600
                                                                   ------------
                                                                     42,858,075
                                                                   ------------
            Industrials - Commercial Services & Supplies - 5.65%
   237,500  Cintas Corporation                                        7,198,625
   105,000  FTI Consulting, Inc. *                                    4,474,050
    85,000  IHS Inc. - Class A *                                      4,346,050
    70,000  Manpower Inc.                                             3,969,700
   145,000  Ritchie Bros. Auctioneers Incorporated                    3,558,300
                                                                   ------------
                                                                     23,546,725
                                                                   ------------
            Industrials - Transportation - 2.63%
    65,000  C.H. Robinson Worldwide, Inc.                             3,753,750
   123,000  Expeditors International of Washington, Inc.              4,323,450
   200,000  UTi Worldwide Inc.                                        2,896,000
                                                                   ------------
                                                                     10,973,200
                                                                   ------------
            Information Technology - Hardware & Equipment - 7.36%
   185,000  FLIR Systems, Inc. *                                      5,174,450
   185,000  Harris Corporation                                        6,956,000
   170,000  Juniper Networks, Inc. *                                  4,593,400
   300,000  QLogic Corporation *                                      5,160,000
   165,000  Teradata Corporation *                                    4,540,800
   163,750  Zebra Technologies Corporation - Class A *                4,246,038
                                                                   ------------
                                                                     30,670,688
                                                                   ------------
            Information Technology - Semiconductors
             & Semiconductor Equipment - 4.36%
   195,000  Altera Corporation                                        3,999,450
   227,000  Intersil Holding Corporation                              3,475,370
   288,750  Microchip Technology Incorporated                         7,651,875
   130,000  Xilinx, Inc.                                              3,044,600
                                                                   ------------
                                                                     18,171,295
                                                                   ------------
            Information Technology - Software & Services - 7.82%
   135,000  Accenture plc - Class A                                   5,031,450
   345,000  Activision Blizzard, Inc. *                               4,274,550
   140,000  Akamai Technologies, Inc. *                               2,755,200
    80,000  ANSYS, Inc. *                                             2,997,600
   165,937  Fiserv, Inc. *                                            7,998,163
   136,666  Metavante Technologies, Inc. *                            4,712,244
   165,000  Paychex, Inc.                                             4,793,250
                                                                   ------------
                                                                     32,562,457
                                                                   ------------
            Materials - 3.33%
     5,000  Airgas, Inc.                                                241,850
   241,400  Bemis Company, Inc.                                       6,254,674
   160,000  Ecolab Inc.                                               7,396,800
                                                                   ------------
                                                                     13,893,324
                                                                   ------------
                TOTAL COMMON STOCKS
                 (cost $304,608,922)                                393,320,533
                                                                   ------------
SHORT-TERM INVESTMENTS - 5.32%
            Commercial Paper - 5.01%
$1,000,000  Time Warner Cable, Inc. 10/01/09, 0.35%                   1,000,000
   500,000  Wisconsin Energy Corporation 10/02/09, 0.25%                499,997
   715,000  BMW US Capital, LLC 10/05/09, 0.30%                         714,976
   700,000  Time Warner Cable, Inc. 10/05/09, 0.40%                     699,969
   900,000  Clorox Company (The) 10/06/09, 0.30%                        899,962
 1,000,000  Hitachi Capital America Corp. 10/06/09, 0.35%               999,951
 1,050,000  V.F. Corporation 10/06/09, 0.25%                          1,049,964
   550,000  Kraft Foods Inc. 10/07/09, 0.20%                            549,982
   750,000  Clorox Company (The) 10/08/09, 0.25%                        749,964
   600,000  Time Warner Cable, Inc. 10/08/09, 0.35%                     599,959
 1,000,000  Integrys Energy Group, Inc. 10/09/09, 0.30%                 999,933
   575,000  General Mills, Inc. 10/13/09, 0.24%                         574,954
   575,000  Hitachi Capital America Corp. 10/13/09, 0.40%               574,923
 1,175,000  CVS Corporation 10/14/09, 0.33%                           1,174,860
   800,000  BMW US Capital, LLC 10/15/09, 0.30%                         799,907
   750,000  Hitachi Capital America Corp. 10/16/09, 0.40%               749,875
   500,000  BMW US Capital, LLC 10/19/09, 0.30%                         499,925
   875,000  Clorox Company (The) 10/19/09, 0.25%                        874,891
   500,000  Kraft Foods Inc. 10/20/09, 0.38%                            499,900
   525,000  BMW US Capital, LLC 10/22/09, 0.30%                         524,908
   650,000  Wisconsin Energy Corporation 10/23/09, 0.20%                649,921
   500,000  H.J. Heinz Finance Company 10/26/09, 0.25%                  499,913
 1,500,000  Kraft Foods Inc. 10/26/09, 0.35%                          1,499,635
   950,000  XTO Energy Inc. 10/26/09, 0.30%                             949,802
   675,000  H.J. Heinz Finance Company 10/28/09, 0.25%                  674,873
   675,000  Time Warner Cable, Inc. 10/28/09, 0.38%                     674,808
   875,000  Kraft Foods Inc. 10/29/09, 0.32%                            874,782
                                                                   ------------
                                                                     20,862,534
                                                                   ------------
            Variable Rate Security - 0.31%
 1,276,221  American Family Financial Services, Inc.
             10/01/09, 0.10%(1)                                       1,276,221
                                                                   ------------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $22,138,755)                                  22,138,755
                                                                   ------------
                TOTAL INVESTMENTS
                 (cost $326,747,677) -- 99.72%                      415,459,288
                                                                   ------------
            OTHER ASSETS, NET OF LIABILITIES -- 0.28%                 1,182,332
                                                                   ------------
                TOTAL NET ASSETS
                 (basis of percentages disclosed above) -- 100%    $416,641,620
                                                                   ------------
                                                                   ------------

* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2009
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $326,747,677) ....   $415,459,288
                                                                  ------------
    Receivables -
         Investment securities sold ...........................      2,510,869
         Dividend and interest ................................        240,988
         Capital stock subscription ...........................         91,774
                                                                  ------------
              Total receivables ...............................      2,843,631
                                                                  ------------
    Other .....................................................         16,156
                                                                  ------------
              Total assets ....................................    418,319,075
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................      1,368,217
         Due to adviser -
              Management fee ..................................        183,390
              Accounting and administrative fee ...............          8,450
                                                                  ------------
                                                                       191,840
                                                                  ------------
         12b-1 and servicing fee ..............................         19,689
         Other payables and accrued expense ...................         97,709
                                                                  ------------
              Total liabilities ...............................      1,677,455
                                                                  ------------
              Total net assets ................................   $416,641,620
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $332,696,954
    Net unrealized appreciation on investments ................     88,711,611
    Accumulated net realized loss on investments ..............     (6,577,977)
    Accumulated undistributed net investment income ...........      1,811,032
                                                                  ------------
              Total net assets ................................   $416,641,620
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $384,716,160
Shares outstanding ............................................     22,601,843
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized),
 offering price and redemption price ..........................         $17.02
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................    $31,925,460
Shares outstanding ............................................      1,892,286
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................         $16.87
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended September 30, 2009
-------------------------------------------------------------------------------

INCOME
    Dividend (net of foreign taxes of $20,396) ................    $ 4,760,030
    Interest ..................................................        481,985
                                                                  ------------
         Total income .........................................      5,242,015
                                                                  ------------

EXPENSES
    Management fee ............................................      1,935,993
    Transfer agent fees .......................................        242,230
    Accounting and administrative fees ........................         88,050
    Registration fees .........................................         44,926
    Postage and mailing .......................................         44,466
    12b-1 fees - Class N ......................................         36,554
    Audit and tax fees ........................................         28,300
    Printing ..................................................         26,173
    Insurance .................................................         24,308
    Directors' fees ...........................................         20,550
    Custodian fees ............................................         17,609
    Servicing fees - Class N ..................................         14,622
    Accounting system and pricing service fees ................         11,732
    Legal fees ................................................         10,130
    Other operating expenses ..................................          7,902
                                                                  ------------
         Total expenses .......................................      2,553,545
                                                                  ------------
         Net investment income ................................      2,688,470
                                                                  ------------

NET REALIZED LOSS ON INVESTMENTS ..............................     (6,577,978)
                                                                  ------------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     (7,563,942)
                                                                  ------------
    Net realized and unrealized loss on investments ...........    (14,141,920)
                                                                  ------------
    Net decrease in net assets resulting from operations ......   $(11,453,450)
                                                                  ------------
                                                                  ------------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended September 30, 2009 and 2008
-------------------------------------------------------------------------------
                                                 2009                 2008
                                              ------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $  2,688,470       $   2,111,977
    Net realized gain (loss)
     on investments ........................    (6,577,978)         30,635,040
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    (7,563,942)       (108,129,996)
                                              ------------       -------------
         Net decrease in net assets
          resulting from operations ........   (11,453,450)        (75,382,979)
                                              ------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...    (2,318,178)         (2,046,390)
    From net realized gain
     on investments - Class I ..............   (24,232,747)        (53,730,946)
    From net investment income - Class N ...       (91,632)               (221)
    From net realized gain
     on investments - Class N ..............    (1,059,677)            (84,591)
                                              ------------       -------------
         Total distributions ...............   (27,702,234)        (55,862,148)
                                              ------------       -------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (688,157 and 344,387
     shares, respectively) .................     9,924,599           7,366,868
    Reinvestment of distributions - Class I
     (1,888,058 and 2,408,369
     shares, respectively) .................    24,941,246          52,526,533
    Cost of shares redeemed - Class I
     (2,000,126 and 2,172,037
     shares, respectively) .................   (28,918,535)        (47,075,150)
    Proceeds from shares issued - Class N
     (3,137,740  and 66,186
     shares, respectively) .................    46,503,945           1,366,998
    Reinvestment of distributions - Class N
     (85,441 and 3,783
     shares, respectively) .................     1,120,991              82,237
    Cost of shares redeemed - Class N
     (1,423,831 and 10,785
     shares, respectively) .................   (21,342,519)           (223,717)
                                              ------------       -------------
         Change in net assets
          derived from capital share
          transactions .....................    32,229,727          14,043,769
                                              ------------       -------------
         Total decrease in net assets ......    (6,925,957)       (117,201,358)
                                              ------------       -------------

NET ASSETS
    Beginning of period ....................   423,567,577         540,768,935
                                              ------------       -------------
    End of period (including accumulated
     undistributed net investment
     income of
     $1,811,032 and $1,533,445,
     respectively) .........................  $416,641,620       $ 423,567,577
                                              ------------       -------------
                                              ------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2009
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
         Directors.  Variable rate demand notes are valued at cost, which approximates market value.  The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions for financial statement purposes are recorded on trade date.

         In accordance with Accounting Standards Codification ("ASC") ASC
         820-10, "Fair Value Measurements and Disclosures" ("ASC 820-10"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
         Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

              Level 1 - quoted prices in active markets for identical
              investments

              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

         In April 2009, Financial Accounting Standards Board ("FASB") issued
         ASC 820-10-65-4, "Determining Fair Value When the Volume and Level of
         Activity for the Asset or Liability Have Significantly Decreased and
         Identifying Transactions That Are Not Orderly" ("ASC 820-10-65-4"),
         effective for interim and annual periods ending after June 15, 2009.
         ASC 820-10-65-4 expands existing fair value measurement disclosure to include a breakout of the current ASC 820 chart to add category and/or security types.

         The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

                                                            Investments
              Valuation Inputs                             in Securities
              ----------------                             -------------
              Level 1 -
                   Common Stocks(1) ................        $393,320,533
              Level 2 -
                   Commerical Paper ................          20,862,534
                   Short-Term Investments ..........           1,276,221
              Level 3 -
                   None ............................                  --
                                                            ------------
                                       Total .......        $415,459,288
                                                            ------------
                                                            ------------
              (1) See Schedule of Investments for further detail by industry.

         In May 2009, FASB issued ASC 855-10, "Subsequent Events" ("ASC
         855-10").  The Fund adopted ASC 855-10 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, ASC
         855-10 requires an entity to disclose the date through which subsequent events have been evaluated.  The Fund has evaluated subsequent events through November 24, 2009, the date that the financial statements were available to be issued.

         In June 2009, "Generally Accepted Accounting Principles" ("ASC
         105-10") was issued and is effective for interim and fiscal periods ending after September 15, 2009.  ASC 105-10 is intended to establish the FASB Codification as the source of authoritative accounting principles recognized by the FASB to be applied to nongovernmental entities in preparation of financial statements in conformity with
         GAAP.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

         Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  Subsequent to June 04, 2009, the
         12b-1 fee and servicing fee were voluntarily reduced to 0.125% and
         0.05%, respectively.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At September 30, 2009, reclassifications were recorded to decrease accumulated undistributed net income and decrease accumulated net realized loss by $1,073.  This adjustment is attributable to a distribution reclass.

         The tax character of distributions paid during the years ended
         September 30, was as follows:

                                               2009              2008
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............  $ 2,556,518       $ 8,524,733
              Long-term capital gain .....   25,145,716        47,337,415
                                            -----------       -----------
              Total distributions paid ...  $27,702,234       $55,862,148
                                            -----------       -----------
                                            -----------       -----------

         As of September 30, 2009, investment cost for federal tax purposes was
         $326,991,745 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $107,949,522
              Unrealized depreciation .......................  (19,481,979)
                                                              ------------
              Net unrealized appreciation ...................   88,467,543
                                                              ------------
              Undistributed ordinary income .................    1,811,032
              Accumulated net realized capital loss .........   (6,333,909)
              Paid in capital ...............................  332,696,954
                                                              ------------
              Net assets .................................... $416,641,620
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation, and accumulated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.

         As of the year ended September 30, 2009, the Fund realized post-October losses of approximately $4,785,000, which for tax purposes, will be deferred and recognized in the following year.

         As of September 30, 2009, the Fund had a tax deferral of wash loss sales of approximately $244,000.

         As of September 30, 2009, the Fund has a capital loss carryforward of approximately $1,549,000, which expires in 2017.

         Effective March 31, 2008, the Fund adopted ASC 740-10, "Accounting for
         Uncertainty in Income Taxes" which addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination.  If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in
         "interest" and penalties in "other operating expenses" on the
         Statement of Operations.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2009.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in 2009.  At
         September 30, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and
         (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $5,630 for the year ended September 30, 2009 for legal services rendered by this law firm.

(3) Investment Transactions --
    For the year ended September 30, 2009, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $120,889,159 and $111,211,880, respectively.

Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas II, Inc.:

We have audited the accompanying statement of assets and liabilities of
Nicholas II, Inc. (the "Fund"), including the schedule of investments, as of
September 30, 2009, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended prior to September 30, 2008 were audited by other auditors, whose report, dated November 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Nicholas II, Inc. as of September 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Milwaukee, Wisconsin
November 24, 2009

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
October 17, 1983 (1) ...  $10.00        $  --          $   --             --            $10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 30, 2003 .....   18.97           --              --            22.9            84,994
September 30, 2004 .....   21.88           --            0.0015          22.9            98,040
September 30, 2005 .....   23.50           --            0.9146          23.3           109,547
September 30, 2006 .....   23.11         0.0083          2.1472          22.4           118,142
September 30, 2007 .....   25.18         0.0643          1.0460          23.4           134,908
September 30, 2008 .....   19.15         0.0978          2.5678          17.5           115,141
September 30, 2009 .....   17.02         0.1072(a)       1.1206(a)       19.2           111,845

Class N
February 28, 2005 (1) ..  $22.59        $  --           $  --            23.1 times     $10,000
September 30, 2005 .....   23.45           --              --            23.3            10,381
September 30, 2006 .....   23.00           --            2.1340          22.4            11,158
September 30, 2007 .....   25.03           --            1.0460          23.4            12,694
September 30, 2008 .....   19.04         0.0067          2.5678          17.5            10,800
September 30, 2009 .....   16.87         0.0969(a)       1.1206(a)       19.2            10,457

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid December 26, 2008 to shareholders of record on December 24, 2008.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Semiannual Report dated March 31,
2009.

Tax Information
September 30, 2009 (unaudited)
------------------------------------------------------------------------------
The Fund designates 100% of its ordinary income distribution for the year ended
September 30, 2009 as qualified dividend income under the Jobs and Growth Tax
Relief Reconciliation Act of 2003.

For the year ended September 30, 2009, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.  .

The Fund hereby designates $25,145,716 as a capital gain dividend for the year ended September 30, 2009.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Directors and Officers of the Fund
(unaudited)
-----------------------------------------------------------------------------------------------------------------------

    The following table sets forth the pertinent information about the Fund's directors and officers as of September
30, 2009.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street,
Milwaukee, WI 53202.

                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
   Name and Age                    With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR
David O. Nicholas, 48 (1), (3)   President,     (2), 5 years   Chief Investment Officer          3            None
                                 Director and                  and Director, Nicholas
                                 Portfolio                     Company, Inc., the Adviser
                                 Manager                       to the Fund.  He is the
                                                               Portfolio Manager of Nicholas
                                                               Limited Edition, Inc.
                                                               and the Fund.  He formerly
                                                               served as Co-Portfolio
                                                               Manager of Nicholas Fund, Inc.,
                                                               Nicholas High Income Fund, Inc.
                                                               and Nicholas Equity Income
                                                               Fund, Inc.

DISINTERESTED DIRECTORS
Robert H. Bock, 77               Director       (2), 26 years  Private Investor, Consultant,      5            None
                                                               Dean Emeritus of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.

Timothy P. Reiland, 53           Director       (2), 7 years   Private Investor, Consultant,      5            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.

Jay H. Robertson, 57             Director       (2), 5 years   Private Investor, April 2000       6            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.

OFFICERS
Albert O. Nicholas, 78 (3)       Executive       Annual,       Chief Executive Officer and
                                 Vice President  26 years      Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser to
                                                               the Fund.  He is Portfolio
                                                               Manager of Nicholas Fund, Inc.
                                                               and Nicholas Equity Income
                                                               Fund, Inc. He was a Director
                                                               of the Fund until October 29, 2004.

David L. Johnson, 67 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  26 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.

Jeffrey T. May, 53               Senior Vice     Annual,       Executive Vice President, Chief
                                 President,      17 years      Financial Officer and Chief Compliance
                                 Secretary,                    Officer, Nicholas Company, Inc.,
                                 Treasurer                     the Adviser to the Fund.  He is
                                 and Chief                     Portfolio Manager of Nicholas
                                 Compliance                    Money Market Fund, Inc.
                                 Officer

Lynn S. Nicholas, 53 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       23 years      Company, Inc., the Adviser to the
                                                               Fund.

Lawrence J. Pavelec, 50          Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       5 years       Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio
                                                               Manager of Nicholas High Income
                                                               Fund, Inc. since April 2008.  He
                                                               served as Co-Portfolio Manager from
                                                               April 2003 until April 2008.

Candace L. Lesak, 52             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 23 years      the Adviser to the Fund.
____________________

(1)     David O. Nicholas is the only director of the Fund who is an "interested person" of the Fund, as that term is defined in the 1940 Act.  Mr. Nicholas is a Director of the Adviser and owns 1% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is a brother-in-law of Albert O. Nicholas.

    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-544-6547 (toll-free)
or 414-276-0535.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas II, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

      We collect the following non-public personal information about you:

      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.

      * Other general information that we may obtain about you such as demographic information.

              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

      We may share non-public personal information about you:

      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

      * With a party representing you, with your consent, such as your broker or lawyer.

      * When required by law, such as in response to a subpoena or other legal process.

      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.

                                                          Nicholas II - Class I
                                                          --------------------
      $1,000 initial investment on .......................  10/17/83* 09/30/99
      Number of years investing $100 each month following
       the date of initial investment ....................        26        10
      Total cash invested ................................   $32,200   $13,000
      Total dividend and capital gain distributions
       reinvested ........................................  $102,155    $5,495
      Total full shares owned at 09/30/09 ................     6,175       885
      Total market value at 09/30/09 .....................  $105,114   $15,075

The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.

* Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                             Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 24, 2009

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,700 in 2009 and $24,000 in 2008.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,600 in 2009 and $3,500 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were approximately $17,500 in 2008.  These services were for the audit of the investment adviser for the adviser's fiscal year ended 10/31/2008.  Aggregate fees billed by the registrant's prior principal accountant during 2008 in connection with the transition of the engagement to the registrant's current principal accountant were $2,000, and fees billed in 2007 were $15,750 and related to the audit of the investment advisor's fiscal year ended 10/31/2007.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and authorize the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b)   N/A

     (c)   N/A

     (d)   N/A

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: November 24, 2009

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: November 24, 2009